ISSUED CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2025
ISSUED CAPITAL AND RESERVES
Summary of common shares
The following table details the common shares of the Company as of December 31:

	2025	2024

Authorized common shares (nominal value of US$0.001 per share)	1,849,190,667	1,849,190,667

Issued shares, including 130,003,933 (2024: 83,706,608) shares held by a subsidiary of the Company*	1,849,190,667	1,849,190,667

*Refer to Note 24—Related parties of these consolidated financial statements for further details.

Summary of major shareholders	As of December 31, 2025, the Company’s largest shareholders and remaining free float are as follows whereby the common share to ADS ratio is 25:1:

Shareholder	Number of common shares	% of common and voting shares
L1T VIP Holdings S.à r.l. (“LetterOne”)	840,625,000	45.5%
Stichting Administratiekantoor Mobile Telecommunications Investor *	145,947,550	7.9%
Lingotto Investment Management LLP	151,102,350	8.2%
Shah Capital Management Inc.	123,597,250	6.7%
Free float, including 130,003,933 shares held by a subsidiary of the Company	587,918,517	31.8%
Total outstanding common shares	1,849,190,667	100.0%
* LetterOne is the holder of the depositary receipts issued by Stichting and is therefore entitled to the economic benefits (dividend payments, other distributions and sale proceeds) of such depositary receipts and, indirectly, of the 145,947,550 common shares represented by the depositary receipts. According to the conditions of administration entered into between Stichting and LetterOne (“Conditions of Administration”) in connection with the transfer of 145,947,550 common shares from LetterOne to Stichting on March 29, 2016, Stichting has the power to vote and direct the voting of, and the power to dispose and direct the disposition of, the ADSs, in its sole discretion, in accordance with the Conditions of Administration and Stichting’s articles of association.